Award Timing Disclosure	12 Months Ended
Jan. 03, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Compensation Committee neither coordinates the timing of equity awards to directors, executive officers or employees with the release of material non-public information nor takes material non-public information into account when determining the terms of equity awards. In addition, the Company does not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation. This practice was memorialized in the Compensation Committee Policy on Granting Option Awards adopted by the Compensation Committee. Annual equity awards generally are made in the first quarter of each fiscal year during an open window period. New hire equity awards to executive officers are generally made shortly after commencement of employment.

Award Timing Method	In addition, the Company does not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Compensation Committee neither coordinates the timing of equity awards to directors, executive officers or employees with the release of material non-public information nor takes material non-public information into account when determining the terms of equity awards.
MNPI Disclosure Timed for Compensation Value	false